Equity and Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest And Earnings Per Share [Abstract]
Schedule of Non-Controlling Interests

Following the Transaction, holders of Class A common stock own direct controlling interest in the results of the combined entity, while the Legacy NuScale Equityholders own an economic interest in NuScale LLC, shown as noncontrolling interests (“NCI”) in equity in NuScale Corp’s consolidated financial statements. The indirect economic interests are held by Legacy NuScale Equityholders in the form of NuScale LLC Class B units. The following table summarizes the economic interests of NuScale Corp between the holders of Class A common stock and indirect economic interests held by NuScale LLC Class B unitholders as of and for the period from May 2, 2022 through December 31, 2022.

As of and for the period
from May 2, 2022
through
December 31, 2022
NuScale Corp Class A common stock
Beginning of period	41,971,380
Conversion of combined interests into Class A common stock	21,305,891
Exercise of options and warrants	4,431,824
Vesting of earn out shares	1,643,924
End of period	69,353,019

NuScale LLC Class B units (NCI)
Beginning of period	178,396,711
Conversion of combined interests into Class A common stock	(21,305,891)
End of period	157,090,820

Total
Beginning of period	220,368,091
Conversion of combined interests into Class A common stock	—
Exercise of options and warrants	4,431,824
Vesting of earn out shares	1,643,924
End of period	226,443,839

Ownership Percentage

NuScale Corp Class A common stock
Beginning of period	19.0%
End of period	30.6%

NuScale LLC Class B units (NCI)
Beginning of period	81.0%
End of period	69.4%

Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from May 2, 2022 to December 31, 2022, the period where the Company had Class A and Class B common stock outstanding. Class B common stock represents a right to cast one vote per share at the NuScale Corp level, and carry no economic rights, including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B common stock has not been presented.

May 2, 2022 Through
December 31, 2022
Net loss attributable to Class A common stockholders	(25,914)
Weighted-average shares for basic and diluted loss per share	50,763,844
Basic and Diluted loss per share of Class A common stock	$(0.51)
Anti-dilutive securities excluded from shares outstanding:
Class B common shares	157,090,820
Stock options	12,224,783
Warrants	18,458,703
Time-based RSUs	2,140,651
Total	189,914,957